Performance Management - FPA Global Allocation ETF	May 22, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Updated performance information will be available on the Fund's website at https://fpaa.fpa.com.

Performance Availability Website Address [Text]	https://fpaa.fpa.com